Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Basis of Presentation
Basis of Presentation
The accompanying consolidated financial statements and related disclosures have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the requirements and rules of the Securities and Exchange Commission (“SEC”). Any reference in these notes to applicable guidance refers to U.S. GAAP as found in U.S. Accounting Standards Codification (ASC) and Accounting Standards Update (ASU) of the Financial Accounting Standards Board (FASB).

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements reflect the Company’s accounts and operations, those of its wholly owned subsidiaries and subsidiaries in which the Company has a controlling financial interest. In accordance with the provisions of ASC 810,
Consolidation
, we consolidate any variable interest entity (“VIE”) of which we are the primary beneficiary. We assess our relationships with all the VIEs on an ongoing basis to evaluate whether we continue to be the primary beneficiary. All intercompany accounts and transactions are eliminated upon consolidation. Our share of earnings or losses of nonconsolidated affiliates is included in our consolidated operating results using the equity method of accounting when we are able to exercise significant influence over the operating and financial decisions of the affiliate. Investments in other companies at carried at cost.

Use of Estimates
Use of Estimates
The consolidated financial statements of the Company have been prepared in conformity with U.S. GAAP, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Segment Information
Segment Information
The Company’s Chief Executive Officer has been identified as the chief operating decision maker. As the chief operating decision maker reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance, the Company has determined that it operates in one operating and reportable segment.

Liquidity and Capital Resources
Liquidity and Capital Resources
The Company has incurred losses from operations since inception. The Company incurred net losses of $19.3 million and $14.4 million for the year ended December 31, 2021 and the period from January 21, 2020 (inception) through December 31, 2020, respectively. Accumulated deficit amounts to
$28.1 million and $14.3 million as of December 31, 2021 and 2020, respectively. Net cash used in operating activities was $95.2 million and $1.2 million for the year ended December 31, 2021 and the period from January 21, 2020 (inception) through December 31, 2020, respectively.
On July 16, 2021, the Company received $512.9 million in cash, net of redemption and transaction costs as a result of the Business Combination (see Note
3,
 Business Combination). As of December 31, 2021, the Company has $445.1
million in unrestricted cash. Management expects that the Company’s current source of liquidity including cash, after taking consideration of the current projections of cash flow used in operating and investing activities, will be sufficient to meet its liquidity requirements for at least one year from the issuance date of these consolidated financial statements. Based on the above considerations, the Company’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.

Risks and Uncertainties
Risks and Uncertainties
The Company is subject to a variety of risks and uncertainties common to early-stage companies with a history of losses and are expected to incur significant expenses and continuing losses for the foreseeable future. The risks and uncertainties include, but not limited to, further development of its technology, marketing and distribution channels, further development of its supply chain and manufacturing, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and the ability to secure additional capital to fund operations.

Reclassification
Reclassifications
Certain items previously reported in specific financial statement captions have been reclassified to conform to the current presentation in the consolidated financial statements and the accompanying notes.

Revenue
Revenue
The Company enters into sales contracts with customers for the purchase of the Company’s products and service including fuel cell systems, fuel cell electric vehicles (“FCEVs”), parts, product support, and other related services. The Company accounts for revenue in accordance with ASC Topic 606,
Revenue from Contracts with Customers
(“ASC 606”). Revenue is measured based on the transaction price specified in a contract with a customer, subject to the allocation of the transaction price to distinct performance obligations. The Company recognizes revenue when it satisfies a performance obligation by transferring control of product or service to a customer. Determining the timing of the transfer of control, at a point in time or over time, requires judgment. On standard vehicle sales contracts, revenues are recognized at a point in time when customers obtain control of the vehicle, that is when transfer of title and risks and rewards of ownership of goods have passed and when obligation to pay is considered certain. Provisions for warranties are made at the time of sale. Sales, value-added, and other taxes we collect concurrent with revenue producing activities are excluded from revenue.
In general, payment terms for sales of FCEVs to certain customers have included installment billing terms to fund the Company’s working capital requirements. The Company does not adjust the transaction price for a significant financing component when the performance obligation is expected to be fulfilled within a year as the amount is not material. In China, the Company has granted extended payment terms on selected receivables (see Note 4, Revenue). The Company does not include a right of return on its products other than rights related to standard warranty provisions that permit repair or replacement of defective goods.
The Company recognizes the incremental costs of obtaining contracts, including commissions, as an expense when incurred as the contractual period of our arrangements are expected to be one year or less. Amounts billed to customers related to shipping and handling are classified as Revenue, and the Company has elected to recognize the cost for freight and shipping when control over vehicles, parts, or accessories have transferred to the customer as an expense in Cost of revenue.

Accounts Receivable
Accounts Receivable
Accounts receivable primarily arise from sales of FCEVs to customers in the normal course of business. They are stated at the amount billed or billable to customers, net of any allowance for credit losses. An allowance for credit losses accounts is established through a charge to Selling, general
,
and administrative (“SG&A”) expenses. The allowance is an estimate of the amount required to absorb probable losses on receivables that may become uncollectible. The receivables are written-off when amounts due are determined to be uncollectible. Since the date of inception, the Company has not experienced significant losses or past due amounts on trade and other receivables. As of December 31, 2021 and 2020, the Company recorded no allowance for credit losses.

Concentration of Supply Risk
Concentration of Supply Risk
The Company is subject to risks related to its dependence on suppliers as some of the components and technologies used in the Company’s products are produced by a limited number of sources or contract manufacturers. The inability of these suppliers to deliver necessary components in a timely manner, at prices and quantities acceptable to the Company may cause the Company to incur transition costs to other suppliers and could have a material and adverse impact on the Company’s business, growth and financial and operating results. The Company currently relies and expects to rely on Horizon as a single source supplier of hydrogen fuel cell systems until completion of Hyzon hydrogen fuel cell manufacturing facilities.

Warranties
Warranties
In most cases, products that customers purchase from us are covered by
 a
one to six-year
limited product warranty. At the time products are sold, the Company estimates the cost of expected future warranty claims and accrues estimated future warranty costs in Cost of revenue. These estimates are based on industry information, actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given the Company’s relatively short history, and changes to the historical or projected warranty experience may cause changes to the warranty reserve when the Company accumulates more actual data and experience in the future. The Company will periodically review the adequacy of its product warranties and adjust, if necessary, the warranty percentage and accrued warranty liability for actual historical experience. The Company accrued warranty obligations of $1.1 million within Other liabilities as of December 31, 2021.

Leases
Leases
The Company accounts for leases in accordance with ASC Topic 842,
Leases
(“ASC 842”). The Company determines if an arrangement is or contains a lease at contract inception. The Company recognizes a right of use (ROU) asset and a lease liability (i.e., finance obligation) at the lease commencement date. For operating and finance leases, the lease liability is initially measured at the present value of the unpaid lease
payments at the lease commencement date and is subsequently measured at amortized cost using the effective interest method. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.
The Company has operating or finance leases for office space, research and development space, warehouse and manufacturing space. For finance leases, lease liabilities are increased by interest and reduced by payments each period, and the right of use asset is amortized over the lease term. For operating leases, interest on the lease liability and the amortization of the right of use asset results in straight-line rent expense over the lease term.
The lease term for all of the Company’s leases includes the noncancelable period of the lease, plus any additional periods covered by either a Company option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.
Lease payments included in the measurement of the lease liability comprise fixed payments, and the exercise price of a Company option to purchase the underlying asset if the Company is reasonably certain to exercise the option. Variable lease payment amounts that cannot be determined at the commencement of the lease, such as increases in lease payments based on changes in index rates or usage, are not included in the ROU assets or liabilities. These are expensed as incurred and recorded as variable lease expense.
The Company has lease agreements with lease and non-lease components, which are accounted for as a single lease component. The Company has elected not to recognize leases with original lease terms of 12 months or less (“short-term leases”) on the Company’s balance sheet. Short-term lease cost was immaterial for the year ended December 31, 2021 and for the period from January 21, 2020 (inception) through December 31, 2020.

Cash & Restricted Cash
Cash & Restricted Cash
Cash includes cash held in banks. The Company deposits its cash with high credit quality institutions to minimize credit risk exposure.
Restricted cash is pledged as security for letters of credit or other collateral amounts established by the Company for certain lease obligations, corporate credit cards, and other contractual arrangements. The Company presents restricted cash separately from unrestricted cash on the Consolidated Balance Sheets, included within Other assets. As of December 31, 2021, the Company has
$4.2 million in restricted cash. The Company had no restricted cash as of December 31, 2020.

Inventory
Inventory
Inventories are stated at the lower of cost and net realizable value (“NRV”). Cost is determined using the first-in, first-out method (FIFO) for all inventories. We write-down inventory for any excess or obsolete inventoried or when we believe that the net realizable value of inventories is less than the carrying value. Inventory write-downs are recognized in Cost of revenue.

Property and Equipment
Property, Plant, and Equipment
Property, plant
and equipment is stated at cost less accumulated depreciation and amortization. Major improvements that extend the useful life or add functionality are capitalized. Repair and maintenance costs are expensed as incurred. The cost of properties sold or otherwise disposed of and the related accumulated depreciation and amortization are eliminated from the balance sheet accounts at the time of disposal and resulting gains and losses are included as a component of operating income. Depreciation is recorded on a straight-line basis over the shorter of the lease term or the following estimated useful lives of the assets.

Years
Buildings and improvements	30 years
Leasehold improvements	5 years
Machinery and equipment	7 years
Software	3 - 5 years
Vehicles	5 years

Investments in Equity Securities
Investments in Equity Securities
The Company owns common shares, participation rights, and options to purchase additional common shares in certain private companies. The Company does not have control and does not have the ability to exercise significant influence over operating and financial policies of these entities. The investment does not have a readily determinable fair value and thus the investment is measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment. Changes in the fair values of the investments are recorded in Other income (expense) on the Consolidated Statements of Operations and Comprehensive Loss (see Note 10, Investments in Equity Securities).

Investments in Non-consolidated Affiliates
Investments in Non-consolidated Affiliates
Equity method investments are recorded at original cost and adjusted periodically to recognize (i) the Company’s proportionate share of the investees’ net income or losses after the date of investment, (ii) additional contributions made and dividends or distributions received, and (iii) impairment losses resulting from adjustments to fair value.
The Company assesses the potential impairment of equity method investments and determines fair value based on valuation methodologies, as appropriate, including the present value of estimated future cash flows, estimates of sales proceeds, and market multiples. If an investment is determined to be impaired and the decline in value is other than temporary, a write-down is recorded as appropriate.

Fair Value Measurements
Fair Value Measurements
Financial assets and liabilities are categorized, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities and lowest priority to unobservable inputs. Observable market data, when available, is required to be used in making fair value measurements. When inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.

Warrant Liabilities
Warrant liabilities
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”) and ASC 815-40,
Derivatives and Hedging—Contracts in Entity’s Own Equity
(“ASC 815”). The assessment considers whether the warrants are freestanding

financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock, among other conditions for equity classification.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance and adjusted to the current fair value at each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the Consolidated Statements of Operations and Comprehensive Loss (see Note 16, Stockholders’ Equity).

Earnout liability
Earnout liability
As a result of the Business Combination, the Company recognized earnout shares to Legacy Hyzon’s common stockholders as a liability. Pursuant to ASC 805-10,
Business Combinations
(“ASC 805”) the Company determined that the initial fair value of the earnout shares should be recorded as a liability with the offset recorded to additional paid-in capital and with subsequent changes in fair value recorded in the Consolidated Statements of Operations and Comprehensive Loss at each reporting period. The earnout shares to other holders of outstanding equity awards are accounted for under ASC 718,
Stock Compensation
(“ASC 718”), as these earnout shares are compensatory in nature, as they relate to services provided or to be provided to the Company.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses the recoverability of its long-lived assets whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The assessment of possible impairment is based on the ability to recover the carrying value of the assets from expected undiscounted future cash flows from operations. An impairment charge would be recognized equal to the amount by which the carrying amount exceeds the estimated fair value of the asset. Fair value is determined using either the market or sales comparison approach, cost approach or anticipated cash flows discounted at a rate commensurate with the risk involved. The Company did not record any impairment loss for the year ended

December 31, 2021, nor for the period from January 21, 2020 (
i
nception) through December 31, 2020.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely than not that such assets will not be realized.
The Company accounts for uncertain tax positions in accordance with ASC Topic 740,
Income Taxes
(“ASC 740”), which
clarifies the accounting for uncertainty in tax positions. This interpretation requires that an entity recognizes in its consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than

50
%

likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to unrecognized tax benefits, if

and when required, as part of income tax expense in the Consolidated Statements of Operations and Comprehensive Loss.

Foreign Currency Translation and Transactions
Foreign Currency Translation and Transactions
The functional and reporting currency of each of the Company’s foreign subsidiaries is determined based on the primary currency in which they operate and appropriate economic factors. For the translation from the applicable foreign currencies to U.S. dollars, period-end exchange rates are utilized for balance sheet accounts and weighted average exchange rates for each period for revenue and expense accounts. The cumulative translation adjustments are recognized as a component of Accumulated other comprehensive loss.
For all transactions denominated in a currency other than a subsidiary’s functional currency, exchange rate gains and losses are recognized in earnings in the period incurred. Net foreign currency transaction losses of $1.3 million and a negligible amount were recorded for the year ended December 31, 2021 and for the period from
January 21, 2020 (inception) through December 31, 2020, respectively. These amounts are recorded in Other income
(expense) on the Consolidated Statements of Operations and Comprehensive Loss.

Stock-based Compensation
Stock-based Compensation
Incentive plans that provide for the granting of stock-based compensation to employees, directors, and consultants are described in Note 15, Stock-based Compensation Plans. The Company recognizes compensation expense for its stock-based compensation programs, which can include stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”) and performance awards.
The fair value of stock option awards with only service and/or performance conditions is estimated on the grant or offering date using the Black-Scholes option-pricing model. Assumptions used to estimate compensation expense include fair value of common stock, expected price volatility of common stock, expected term, risk-free interest rates, and expected dividend yield. The fair value of RSUs is measured on the grant date based on the closing fair market value of our common stock. Stock-based compensation expense is recognized on a straight-line basis over the requisite service period, net of actual forfeitures in the period.
For performance-based awards, stock-based compensation expense is recognized over the expected performance achievement period of individual performance milestones when the achievement of each individual performance milestone becomes probable. In the period in which the qualifying event is probable, we will record a cumulative one-time stock-based compensation expense determined using the grant-date fair values.

Research and Development
Research and Development
Research and development costs arise from ongoing activities associated with improving existing products and advancing development of new and next generation products. Research and development costs that do not meet the requirements to be recognized as an asset, as the associated future benefits are uncertain and no alternative future use is identified, are expensed as incurred.

Selling, General and Administrative Expense
Selling, General, and Administrative Expense
Selling, general, and administrative expense consist of personnel costs, depreciation and amortization, sales and marketing costs, and facilities expense. These costs are recognized when incurred.

Comprehensive Income (Loss)
Comprehensive Income (Loss)
Comprehensive income (loss) consists of two components, net income (loss) and comprehensive income (loss). Foreign currency translation adjustments are reported in Comprehensive income (loss) in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Variable Interest Entity Arrangements
Variable Interest Entity Arrangements
The Company performs both qualitative and quantitative analysis of its variable interests, including loans, guarantees, and equity investments, to determine if the Company has any variable interests in variable interest entities. Qualitative analysis is based on an evaluation of the design of the entity, its organizational structure including decision making ability, and financial agreements. Quantitative analysis is based on the entity’s forecasted cash flows. U.S. GAAP requires a reporting entity to consolidate a variable interest entity when the reporting entity has a variable interest that provides it with a controlling financial interest in the variable interest entity. The entity that consolidates a variable interest entity is referred to as the primary beneficiary of that variable interest entity. The Company uses qualitative and quantitative analyses to determine if it is the primary beneficiary of variable interest entities.
In
2020, Hyzon entered into a joint venture agreement (the “JV Agreement”) with Holthausen Clean Technology Investment B.V. (“Holthausen”) (together referred to as the “Shareholders”) to establish a venture in the Netherlands called Hyzon Motors Europe B.V. (“Hyzon Europe”). The Shareholders combined their resources in accordance with the JV Agreement to mass commercialize fuel cell trucks within the European Union and nearby markets such as the United Kingdom, the Nordic countries, and Switzerland through Hyzon Europe. Hyzon and Holthausen have

50.5
% and
49.5
% ownership interest in the equity of Hyzon Europe, respectively.
The Company
determined it is the primary beneficiary of Hyzon Europe because it serves as the manager of the Hyzon Europe’s operations, for which it owns 50.5%, thereby giving the Company the power to direct
activities
of the Hyzon Europe that most significantly impact its economic performance. The Company also has exposure to the losses of the entity and the right to receive benefits from the entity that could potentially be significant to the entity as a result of its equity interest. The Consolidated Balance Sheets after elimination of any intercompany transactions and balances include assets of $50.7 million and $1.0 million as of December 31, 2021 and 2020, respectively, and liabilities of $15.9 million and $
1.2
 million as of December 31, 2021 and 2020, respectively, related to Hyzon Europe. The noncontrolling interest represents Holthausen’s ownership interest in Hyzon Europe.
On October 18, 2021, the Company’s wholly owned subsidiary, Hyzon Automotive Technology Co., Ltd. (“Hyzon China”) entered into a joint venture agreement (the “Foshan JV Agreement”) with Foshan Zhongbang Earthwork Engineering Co., Ltd. (“FSZB”) and a private citizen of People’s Republic of China (together referred to as the “Foshan JV Shareholders”) forming Foshan Hyzon New Energy Technology Co., Ltd. (“Hyzon Foshan”). Foshan JV Shareholders engages in the commercial sales, operation, leasing and promotion of fuel cell muck-truck, mixer-truck and other construction vehicles within Foshan City, Guangdong Province. Hyzon, FSZB, and the private citizen shareholder have a 51.0%, 44.0%, and 5.0% interest in the equity of the Company, respectively.
The Company determined it is primary beneficiary of Hyzon Foshan, with 51.0% control of shareholder voting, thereby giving the Company the power to direct activities of Hyzon Foshan. The Company also has exposure to the losses of the entity and the right to receive benefits from the entity that could potentially be significant to the entity as a result of its equity interest. The Consolidated Balance Sheets after elimination of any intercompany transactions and balances include assets of $1.6 million and de minimis liabilities as of December 31, 2021, related to Hyzon Foshan. The noncontrolling interest represents the other joint venture partners’ ownership interest in Hyzon
Foshan.

Net Income (Loss) Per Share
Net Income (Loss) Per Share
Basic net income (loss) per share attributable to common stockholders is computed by dividing net income (loss) (the numerator) by the weighted average number of common shares outstanding for the period (the denominator). Diluted net income (loss) per share attributable to common stockholders is computed by dividing net income (loss) by the weighted average number of common shares and all potential common shares outstanding, unless the impact would be anti-dilutive, during each period presented.
The diluted net income (loss) per share attributable to common stockholders’ calculation recognizes the dilution that would occur if stock options, other stock-based awards or other contracts to issue common stock were exercised or converted into shares using the treasury stock method (see Note 18, Loss Per Share).

Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recently issued accounting pronouncements not yet adopted
In October 2021, the FASB issued ASU No. 2021-08,
Business Combination (Topic 805)
: Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This ASU requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in ASC 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. The ASU is effective for annual periods beginning after December 15, 2022, including interim periods within those fiscal years. Adoption of the ASU should be applied prospectively to business combinations occurring on or after the effective date of the amendments. Early adoption is permitted, including adoption in an interim period. The Company is in the process of assessing the impact of this guidance on its consolidated financial statements.
Recently adopted accounting pronouncements
In November 2021, the FASB issued ASU No. 2021-10,
Government Assistance (Topic 832)
: Disclosures by Business Entities about Government Assistance. This ASU requires business entities to disclose information about government assistance they receive if the transactions were accounted for by analogy to either a grant or a contribution accounting model. The disclosure requirements include the nature of the transaction and the related accounting policy used, the line items on the balance sheets and statements of operations that are affected and the amounts applicable to each financial statement line item and the significant terms and conditions of the transactions, including commitments and contingencies. The ASU is effective for annual periods beginning after December 15, 2021. Early application of the amendments is permitted. The disclosure requirements can be applied either retrospectively or prospectively to all transactions in the scope of the amendments that are reflected in the financial statements at the date of initial application and new transactions that are entered into after the date of initial application. The ASU does not have and is currently not expected to have a material impact on the consolidated financial statements.
The Company considers the applicability and impact of all ASUs. The Company assessed ASUs not listed above and determined that they either were not applicable or were not expected to have a material impact on the consolidated financial statements.